Exhibit 99.7

Rebuttal Findings 06.01.2026

Seller:

Deal ID:

Total Loan Count: 640

Loans by Grade in Population
Loan Grade	Count	Percentage
1	640	100.00%

Trade Summary
Loan Status	Count	Percentage
Review Complete	640	100.00%

				Finding Status				Final Finding Grade
Initial Findings Grade	Count	Rebuttal Received	Responses Given	Open	Resolved	UpHeld	Void	3	4	2	1
3	11	11	11	0	11	0	0	0	0	0	11
1	629	0	0	629	0	0	0	0	0	0	629

		Initial Finding Grade			Final Finding Grade
Exceptions	Count	3	4	2	3	4	2
Credit	11	11	0	0	0	0	0
First Lien Position Not Confirmed	11	11	0	0	0	0	0